Document And Entity Information	Dec. 30, 2022
Document Information Line Items
Entity Registrant Name	America Great Health
Trading Symbol	N/A
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001098009
Document Period End Date	Dec. 30, 2022
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	WY
Entity File Number	0-27873
Entity Tax Identification Number	98-0178621
Entity Address, Address Line One	1609 W Valley Blvd., #338
Entity Address, City or Town	Alhambra
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91803
City Area Code	(888)
Local Phone Number	988-1333
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	N/A
Security Exchange Name	NONE